7. INTANGIBLE ASSETS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of the intangibles	$ 693,000	$ 168,000